1. Business (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquisition expenses	$ 185,000
Goodwill	13,962,880	7,642,825	1,935,621
Paloma
Goodwill	5,763,753
Purchase price	5,180,920
Deferred tax liability	582,833
Net assets acquired	190,567
Consolidated loss	$ 1,376,137